Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Summary of Effect of Restatement on Each Financial Statement Line Items
The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Public warrants derivative liability	—	11,040,000	11,040,000
Private warrant derivative liability	—	7,120,000	7,120,000
Total liabilities	12,605,703	18,160,000	30,765,703
Class A Common Stock subject to possible redemption	328,960,210	5,482,790	334,443,000
Allocation of underwriters’ discounts, offering costs and deferred fees to Class A shares	—	(19,258,050)	(19,258,050)
Immediate accretion to redemption amount	—	29,815,050	29,815,050
Total temporary equity	328,960,210	16,039,790	345,000,000
Class A Common Stock	160	(160)	—
Additional paid-in capital	5,097,819	(5,097,819)	—
Accumulated deficit	(98,837)	(29,101,811)	(29,200,648)
Total stockholders’ equity (deficit)	5,000,005	(34,199,790)	(29,199,785)
Statement of Operations
Warrant liability expense	$—	$(794,500)	$(794,500)
Allocated expense for warrant issuance cost	—	(607,898)	(607,898)
Loss before income taxes	(125,110)	(1,402,398)	(1,527,508)
Net loss	(98,837)	(1,402,398)	(1,501,235)
Total comprehensive loss	(98,837)	(1,402,398)	(1,501,235)
Class A Common stock weighted-average shares outstanding	3,153,300	17,250	3,170,550
Class F Common stock weighted-average shares outstanding	11,395,997	61,669	11,457,666
Class A Common stock — basic and diluted	(0.00)	(2.14)	(2.14)
Class F Common Stock — basic and diluted	(0.01)	(2.13)	(2.14)
Statement of Cash Flows
Net loss	$(98,837)	$(1,402,398)	$(1,501,235)
Issuance costs related to warrant liability	—	607,898	607,898
Changes in fair value warrants derivative liability	—	794,500	794,500

	December 15, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Public warrants derivative liability	—	10,557,000	10,557,000
Private warrant derivative liability	—	6,808,500	6,808,500
Total liabilities	12,518,853	17,365,500	29,884,353
Class A Common Stock subject to possible redemption	329,155,110	5,287,890	334,443,000
Allocation of underwriters’ discounts, offering costs and deferred fees to Class A shares	—	(19,106,888)	(19,106,888)
Immediate accretion to redemption amount	—	29,663,888	29,663,888
Total temporary equity	329,155,110	15,844,890	345,000,000
Class A Common Stock	158	(158)	—
Additional paid-in capital	5,058,855	(5,058,855)	—
Accumulated deficit	(59,873)	(28,151,377)	(28,211,250)
Total stockholders’ equity (deficit)	5,000,003	(33,210,390)	(28,210,387)